Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 87	$ 2,119,073	$ (37,500)		$ (12,255)	$ 2,069,405
Balance (in Shares) at Dec. 31, 2021		868,154
Proceeds from subscriptions receivable				37,500			37,500
Net loss						(1,421,172)	(1,421,172)
Balance at Dec. 31, 2022		$ 87	2,119,073			(1,433,427)	685,733
Balance (in Shares) at Dec. 31, 2022		868,154
Common shares and warrants issued for cash, net		$ 14	5,755,857				5,755,871
Common shares and warrants issued for cash, net (in Shares)		140,563
Accretion of stock option expense			870,572				870,572
Accumulated other comprehensive gain - short-term investments					18,156		18,156
Net loss						(1,536,031)	(1,536,031)
Balance at Mar. 31, 2023		$ 101	8,745,502		18,156	(2,969,458)	5,794,301
Balance (in Shares) at Mar. 31, 2023		1,008,717
Balance at Dec. 31, 2022		$ 87	2,119,073			(1,433,427)	685,733
Balance (in Shares) at Dec. 31, 2022		868,154
Net loss							(3,147,134)
Balance at Sep. 30, 2023		$ 91	8,739,656		79,646	(4,580,561)	4,238,832
Balance (in Shares) at Sep. 30, 2023		902,786
Balance at Dec. 31, 2022		$ 87	2,119,073			(1,433,427)	685,733
Balance (in Shares) at Dec. 31, 2022		868,154
Common shares and warrants issued for cash, net		$ 14	5,755,857				5,755,871
Common shares and warrants issued for cash, net (in Shares)		140,563
Purchase and cancellation of treasury stock		$ (2)	(99,734)				(99,736)
Purchase and cancellation of treasury stock (in Shares)		(20,349)
Accretion of stock option expense			936,354				936,354
Accumulated other comprehensive gain - short-term investments					95,785		95,785
Net loss						(3,948,097)	(3,948,097)
Balance at Dec. 31, 2023		$ 99	8,711,550		95,785	(5,381,524)	3,425,910
Balance (in Shares) at Dec. 31, 2023		988,368
Balance at Mar. 31, 2023		$ 101	8,745,502		18,156	(2,969,458)	5,794,301
Balance (in Shares) at Mar. 31, 2023		1,008,717
Purchase and cancellation of treasury stock		$ (3)	(24,238)				(24,241)
Purchase and cancellation of treasury stock (in Shares)		(32,048)
Accretion of stock option expense			21,927				21,927
Accumulated other comprehensive gain - short-term investments					19,649		19,649
Net loss						(754,044)	(754,044)
Balance at Jun. 30, 2023		$ 98	8,743,191		37,805	(3,723,502)	5,057,592
Balance (in Shares) at Jun. 30, 2023		976,669
Purchase and cancellation of treasury stock		$ (7)	(25,462)				(25,469)
Purchase and cancellation of treasury stock (in Shares)		(73,883)
Accretion of stock option expense			21,927				21,927
Accumulated other comprehensive gain - short-term investments					41,841		41,841
Net loss						(857,059)	(857,059)
Balance at Sep. 30, 2023		$ 91	8,739,656		79,646	(4,580,561)	4,238,832
Balance (in Shares) at Sep. 30, 2023		902,786
Balance at Dec. 31, 2023		$ 99	8,711,550		95,785	(5,381,524)	3,425,910
Balance (in Shares) at Dec. 31, 2023		988,368
Common shares and warrants issued for cash, net		$ 11	159,049				159,060
Common shares and warrants issued for cash, net (in Shares)		108,000
Purchase and cancellation of treasury stock		$ (1)	(19,601)				(19,602)
Purchase and cancellation of treasury stock (in Shares)		(6,846)
Accretion of stock option expense			15,806				15,806
Accumulated other comprehensive gain - short-term investments					(99,414)		(99,414)
Sale of pre-funded warrants for cash			2,897,924				2,897,924
Rounding shares from reverse split (in Shares)		4,150
Net loss						(912,145)	(912,145)
Balance at Mar. 31, 2024		$ 109	11,764,728		(3,629)	(6,293,669)	5,467,539
Balance (in Shares) at Mar. 31, 2024		1,093,672
Balance at Dec. 31, 2023		$ 99	8,711,550		95,785	(5,381,524)	3,425,910
Balance (in Shares) at Dec. 31, 2023		988,368
Net loss							(2,585,793)
Balance at Sep. 30, 2024		$ 189	14,668,396		13,299	(7,967,317)	6,714,567
Balance (in Shares) at Sep. 30, 2024		1,892,773
Balance at Mar. 31, 2024		$ 109	11,764,728		(3,629)	(6,293,669)	5,467,539
Balance (in Shares) at Mar. 31, 2024		1,093,672
Common shares issued for warrant exercise		$ 11	93				104
Common shares issued for warrant exercise (in Shares)		103,367
Accretion of stock option expense			33,435				33,435
Accumulated other comprehensive gain - short-term investments					7,044		7,044
Net loss						(809,238)	(809,238)
Balance at Jun. 30, 2024		$ 120	11,798,256		3,415	(7,102,907)	4,698,884
Balance (in Shares) at Jun. 30, 2024		1,197,039
Common shares issued for exercise of March 2024 Common Warrants for cash under warrants inducement offer, net		$ 27	2,834,816				2,834,843
Common shares issued for exercise of March 2024 Common Warrants for cash under warrants inducement offer, net (in Shares)		278,734
Common shares issued for Pre-funded warrant exercises		$ 42	375				417
Common shares issued for Pre-funded warrant exercises (in Shares)		417,000
Accretion of stock option expense			34,949				34,949
Accumulated other comprehensive gain - short-term investments					9,884		9,884
Net loss						(864,410)	(864,410)
Balance at Sep. 30, 2024		$ 189	$ 14,668,396		$ 13,299	$ (7,967,317)	$ 6,714,567
Balance (in Shares) at Sep. 30, 2024		1,892,773